Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Cost
Machinery	63,714	75,597
Electronic equipment	74,834	89,606
Leasehold improvement	139,249	155,681
Furniture and office equipment	30,935	48,480
Buildings	—	24,518
Motor vehicles	3,258	1,466
Software	8,464	9,147
Total	320,454	404,495
Less: accumulated depreciation	(199,753)	(249,656)
Construction in progress	27,522	1,693
Property, plant and equipment, net	148,223	156,532